Offerings - Offering: 1	Nov. 19, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2054
Maximum Aggregate Offering Price	$ 994,110,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,198.24
Offering Note
(1)	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)
Calculated in accordance with Rule 457(r) of the Securities Act. Payment of the registration fee at the time of filing of the Registrant’s registration statement on Form
S-3ASR
(File
No. 333-261702)
with the Securities and Exchange Commission on December 16, 2021 (the “Registration Statement”) was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” in the Registration Statement.